LEASES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease cost	¥ 405
Weighted average remaining lease term	4 years
Lease expense		¥ 502	¥ 445
Maximum [Member]
Weighted average remaining lease term	10 years
Minimum [Member]
Weighted average remaining lease term	1 year